SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

                        Commission File Number 000-31945

(Check one)

[_] Form 10-K and Form 10-KSB    [_] Form 20-F   [_] Form 11-K
[X] Form 10-Q and Form 10-QSB    [_] Form 10-D   [_] Form N-SAR   [_] Form N-CSR

For Period Ended June 30, 2008

[_] Transition Report on Form 10-K and Form 10-KSB
[_] Transition Report on Form 20-F
[_] Transition Report on Form 11-K
[_] Transition Report on Form 10-Q and Form 10-QSB
[_] Transition Report on Form N-SAR

For the transition period ended
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  Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.
      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
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PART I - REGISTRANT INFORMATION

Full Name of Registrant: POWDER RIVER PETROLEUM INTERNATIONAL, INC.

Former Name if applicable: POWDER RIVER BASIN GAS CORP.

Address of principal executive office
(Street and Number): 210 Park Ave., STE 2900
City, state and zip code:  Oklahoma City, Oklahoma 73102

PART II - RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

              |   (a)  The reasons described in reasonable detail in Part III of
              |        this form could not be eliminated without unreasonable
              |        effort or expense;
       [X]    |   (b)  The subject annual report, semi-annual report, transition
              |        report on Form 10-K, 10-KSB, Form 20-F, Form 11-K, Form
              |        N-SAR or Form N-CSR, or portion thereof, will be filed on
              |        or before the fifteenth calendar day following the
              |        prescribed due date; or the subject quarterly report or
              |        transition report on Form 10-Q or Form 10-QSB, or subject
              |        distribution report on Form 10-D, or portion thereof,
              |        will be filed on or before the fifth calendar day
              |        following the prescribed due date; and
              |   (c)  The accountant's statement or other exhibit required by
              |        Rule 12-b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 10-KSB, 11-K, 20-F, 10-Q, Form 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed period.

      Powder River Petroleum International, Inc. (the "Company") is filing this Form 12b-25 because it needs additional time to file its Form 10-Q for the quarter ended June 30, 2008. The Form 10-Q was due on August 15, 2008. As previously reported, a Receiver for the Company has been appointed, in connection with a lawsuit filed in the District Court of Tulsa County, State of Oklahoma, Case No. CJ-2008-4855. The purpose of the receivership is to administer and manage the business affairs of the Company and to marshal and safeguard its assets.

      The allegations in the lawsuit include, among other things, claims that Company's management has been grossly negligent and/or has acted in a fraudulent manner in conducting the Company's business. Specifically, the Company's President and Chief Executive Officer, Brian Fox, is alleged to have acted in a grossly negligent or fraudulent manner in his dealings with working interest investors (the "investors") in a number of respects, including but not limited to: (a) failing to drill or perform promised re-completion work on leases, (b) hiring an operator with a criminal and regulatory history of investor fraud, (c) failing to take steps to preserve company assets, (d) taking actions which caused the unreasonable loss of company assets, (e) withholding funds due to the Company from affiliated entities he controlled, (f) transferring company assets without an exchange of reasonably equivalent value, (g) filing misleading reports with regulators, and (h) paying himself an exorbitant salary and bonuses that were not justified under the circumstances.

      The Receiver has been engaged in an ongoing investigation of these allegations. Based upon the review of an accounting schedule prepared by the Company's Chief Financial Officer, the Receiver has preliminarily determined that the Company engaged in a fraudulent "Ponzi" scheme with regard to its working interest investors during 2007. In this regard, the Company's President, Brian Fox, committed the Company to pay a minimum 9% return to numerous working interest investors. During 2007, a total of $4,413,406 in interest payments were made to those working interest investors, of which $3,263,004 came from funds received from subsequent working interest investors, not profits generated by the Company from oil and gas production. The scheme began to reveal itself when there were insufficient oil and gas production and funds from later investors to pay the promised returns to the earlier investors. Additionally, the Company has failed to pay various expenses for the past 3 to 6 months, which has resulted in the Company being in default on various obligations and some of the producing oil and gas properties of the Company being shut down. One of the most recent notices of default involves a purported Company obligation in excess of $1 million in connection with a lease of certain oil and gas equipment.

      Since being appointed, the Receiver has attempted to assert control over the various oil and gas producing properties of the Company. The Receiver has retained the services of an independent accountant who, with the assistance of the Company's CFO, is attempting to indentify the Company's oil and gas properties as well as its current and past due liabilities. Mr. Fox's lack of cooperation with the Receiver has caused additional disruptions in the Company's operations.

      The Receiver has also retained an independent oil and gas engineering consulting firm to evaluate the known oil and gas properties of the Company and its working interest investors. The report, which is expected to be issued before the end of August, will provide the estimated oil and gas reserves for the known oil and gas properties of the Company, as well as a geological (prospective) evaluation of those properties. In this regard, one of the principal properties of the Company, the Weesatche lease in Goliad County, Texas, is the subject of pending litigation with the operator of the property. The operator is a company controlled by John Ehrman. Mr. Ehrman has been a subject of two prior SEC enforcement proceedings and has previously pled guilty to a federal criminal fraud charge. Mr. Ehrman is currently the subject of additional criminal fraud charges. Mr. Fox has been the subject of regulatory proceedings in an unrelated matter filed by the Calgary Securities Commission. None of the foregoing regulatory and criminal proceedings were disclosed by the Company in its prior SEC filings or its working interest investors.

      The Company will be in a better position to evaluate its properties, its prospects, and the value of investors' potential future revenues when the engineering report is received and an accounting is completed. The Receiver believes, based upon his initial investigation, that the Company's financial statements will be materially restated.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

               Bruce W. Day                        (405) 228-1118
                  (Name)                    (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                  [X] Yes [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                  [X] Yes [_] No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

         See response to Part III.

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                   POWDER RIVER PETROLEUM INTERNATIONAL, INC.
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  August 18, 2008                    By: /s/ Bruce W. Day
                                              --------------------------
                                              Bruce W. Day, Receiver

Instruction: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

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                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see 18 U.S.C. 1001).
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